UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22668

ETF Series Solutions
________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
________________________
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6076

Date of fiscal year end: October 31

Date of reporting period: November 14, 2018 (Inception Date) – June 30, 2019

Item 1. Proxy Voting Record.

Gadsden Dynamic Growth ETF
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The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Gadsden Dynamic Multi-Asset ETF
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The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)*   /s/ Kristina Nelson
Kristina Nelson, President (principal executive officer)

Date:       8/26/2019

* Print the name and title of each signing officer under his or her signature.